Share capital - Deferred share units Outstanding (Details) - DSUs - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	44,623	44,623	0
Deferred share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price	$ 3.41
Options Outstanding Weighted Average Contractual Life	9 years 26 days
Number Of Outstanding Share Option	44,623
Number Of Shares Option Exercisable In Share Based Payment Arrangement	44,623